Debt - February 2024 Convertible Notes (Details) - USD ($)			1 Months Ended	7 Months Ended
	Jul. 23, 2024	Feb. 29, 2024	Jul. 30, 2024	Jul. 30, 2024	Feb. 13, 2024
Debt
Debt amount	$ 29,500,000
February 2024 Convertible Notes
Debt
Principal amount					$ 7,000,000.0
Amount of convertible notes issued		$ 7,000,000.0
Warrants issued upon conversion of debt		525,000
Interest rate					8.00%
Interest			$ 46,000.0	$ 300,000